Schedule of estimated useful lives of assets (Details)	Mar. 31, 2026
Server Hardware [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years